Note 7 - Goodwill and Intangible Assets - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Balance	$ 73,509,208	$ 54,400,319
Goodwill acquired	1,887,000	18,037,705
Change in foreign currency rates	(740,108)	1,071,184
Balance	$ 74,656,100	$ 73,509,208